UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 99.4%

Alaska — 4.2%
Alaska Housing Finance Corp., RB, VRDN, Series D, 1.48%, 12/01/41(a)	$10,000	$10,000,000

Colorado — 2.0%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding, Series A, 5.00%, 12/01/18	2,150	2,161,309
Denver Urban Renewal Authority, Refunding, Tax Allocation Bonds, Series A-1, 5.00%, 12/01/18	1,675	1,683,224
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 4.00%, 12/01/18	1,000	1,003,140

		4,847,673
Delaware — 0.3%
Delaware State Economic Development Authority, RB, State University Project, 5.00%, 10/01/18	735	735,000

Florida — 13.1%
City of Gainesville Florida Utilities System Revenue, Refunding RB, VRDN, Series A, 1.57%, 10/01/36(a)	10,000	10,000,000
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	3,930,000
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,000,000
County of Palm Beach Solid Waste Authority, Refunding RB, 5.00%, 10/01/18	6,000	6,000,000
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center, 4.00%, 11/15/18	250	250,447
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 05/01/13(b)(c)	1,920	1,344,000

Security	Par (000)	Value
Florida (continued)
Sunshine State Governmental Financing Commission, RB, VRDN, Miami-Dade Country Program, Series B, 1.58%, 09/01/35(a)	$8,000	$8,000,000

		31,524,447
Georgia — 4.2%
Municipal Electric Authority of Georgia, RB, VRDN, Project 1 Subordinated Bonds, Series B (Bank of Tokyo-Mitsubishi UFJ LOC), 1.70%, 01/01/48(a)	10,000	10,000,000

Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	371,528

Illinois — 7.9%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/18(d)	4,040	4,050,261
Fox Valley Park District, GO, Series A, 5.00%, 12/15/18	1,725	1,735,281
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18(e)	2,290	2,295,817
University Medical Center Rush, Series A, 5.00%, 11/15/18	1,000	1,003,480
VRDN, Advocate Health Care Network, Sub-Series C-1, 1.59%, 11/01/38(a)	10,000	10,000,000

		19,084,839
Indiana — 4.1%
Indiana Finance Authority, Refunding RB, VRDN, Indiana University Health Obligated Group (Wells Fargo Bank NA), 1.52%, 12/01/31(a)	9,900	9,900,000

Iowa — 0.3%
University of Iowa, Refunding RB, Series S, 5.00%, 11/01/18	655	656,631

Kansas — 1.0%
Kansas Development Finance Authority, Refunding RB:
Prerefunded Adventist Health System, 5.00%, 11/15/18(e)	55	55,194

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Kansas (continued)
Kansas Development Finance Authority, Refunding RB (continued):
Unrefunded Adventist Health System, 5.00%, 11/15/18	$2,445	$2,453,777

		2,508,971
Kentucky — 0.7%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	1,755	1,762,389

Massachusetts — 8.1%
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Senior Sub-Series A-2, 1.53%, 07/01/26(a)	9,600	9,600,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Series E, 1.59%, 08/01/37(a)	10,000	10,000,000

		19,600,000
Michigan — 1.5%
Michigan State Building Authority, Refunding RB, Facilities Program Series, 6.00%, 10/15/18(d)	1,455	1,457,212
Michigan State Finance Authority, Refunding RB, AMT, 5.00%, 11/01/18	2,100	2,104,809

		3,562,021
Mississippi — 3.4%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. Project, Series F, 1.52%, 12/01/30(a)	8,300	8,300,000

New Hampshire — 2.0%
New Hampshire State Turnpike System, RB, Series A, 5.00%, 10/01/18	4,740	4,740,000

New Jersey — 2.7%
County of Atlantic New Jersey, Refunding, 3.00%, 10/01/18	1,855	1,855,000
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18(e)	2,500	2,518,150

Security	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT, 5.00%, 12/01/18	$2,000	$2,009,220

		6,382,370
New York — 10.7%
City of New York New York Water & Sewer System, Refunding RB, VRDN, 2nd General Resolution, Series BB-1, 1.50%, 06/15/36(a)	4,400	4,400,000
City of New York Water & Sewer System, Refunding RB, VRDN, 2nd General Resolution, Series AA, 1.63%, 06/15/49(a)	5,200	5,200,000
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/18	1,000	1,003,820
Series F, 4.00%, 11/15/18	200	200,514
Nassau Health Care Corp., Refunding RB, Sub-Series B-1, 1.53%, 08/01/29(a)	7,050	7,050,000
New York State Housing Finance Agency, Refunding RB, VRDN, Economic Development and Housing, Series C, 1.57%, 03/15/33(a)	7,900	7,900,000

		25,754,334
Ohio — 10.9%
Country of Franklin Ohio, Refunding RB, Ohio Health Corporation, Series D, 1.56%, 11/15/33(a)	4,900	4,900,000
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage & Service Center LLC Project (JPMorgan Chase Bank NA LOC), 1.55%, 01/01/37(a)	10,000	10,000,000
County of Franklin Ohio Nationwide Children’s Hospital, RB, VRDN, National Hospital Project, Series B, 1.56%, 11/01/45(a)	4,500	4,500,000
County of Hamilton Convention Facilities Authority, Refunding RB, 5.00%, 12/01/18	2,415	2,426,834
Ohio State University, RB, VRDN, Series B, 1.52%, 12/01/28(a)	4,500	4,500,000

		26,326,834
Pennsylvania — 8.7%
Altoona City Authority, Refunding RB, (AGM), 5.25%, 11/01/18	2,500	2,506,450

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Chester County Health & Education Facilities Authority, Refunding RB, 4.00%, 12/01/18	$805	$806,151
County of Bucks Pennsylvania IDA, Refunding RB, Grand View Hospital, Series A, 1.55%, 07/01/34(a)	7,000	7,000,000
Pennsylvania Economic Development Financing Authority, RB(a):
VRDN, PSEG Power LLC Project, 1.53%, 01/15/42	3,200	3,200,000
Waste Management, Inc. Project, 1.55%, 12/01/33	5,000	4,995,600
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,000,740
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project, 4.00%, 10/01/18(e)	285	285,000
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 1.55%, 10/01/18	1,065	1,065,000

		20,858,941
Tennessee — 0.1%
Metropolitan Gov’t Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 4.00%, 10/01/18	260	260,000

Texas — 5.1%
City of Austin, Refunding RB, VRDN, Subordinate Lien, Series A, 1.56%, 11/15/29(a)	8,000	8,000,000

Security	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	$4,360	$4,385,157

		12,385,157
Utah — 4.2%
County of Emery Utah, Refunding RB, VRDN, Pacificorp Projects, 1.55%, 11/01/24(a)	10,000	10,000,000

Virginia — 3.8%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,233,124
Fairfax County Industrial Development Authority, Refunding RB, VRDN, Inova Health System Project, Series C, 1.58%, 05/15/42(a)	8,000	8,000,000

		9,233,124
Washington — 0.2%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	500,000

Total Long-Term Investments — 99.4% (Cost — $239,871,417)		239,294,259

	Shares
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(f)(g)	93,300	93,309

Total Short-Term Securities — 0.1% (Cost — $93,309)		93,309

Total Investments — 99.5% (Cost — $239,964,726)		239,387,568
Other Assets Less Liabilities — 0.5%		1,276,356

Net Assets Applicable to Common Shares — 100.0%		$240,663,924

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Municipal 2018 Term Trust (BPK)

(g)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/2017	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	224,376	(131,076)	93,300	$93,309	$31,226	$2,394	$9

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Municipal 2018 Term Trust (BPK)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or Trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$239,294,259	$—	$239,294,259
Short-Term Securities	93,309		—	93,309

	$93,309	$239,294,259	$—	$239,387,568

(a)	See above Schedule of Investments for values in each sector.

During the period ended September 30, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 19, 2018